Silvio Conte (Joe)
Director
Corporate Actions Group

NYSE EURONEXT

14008412

OCT 27 2014
Washington, DC 20549

001- 12803

October 27, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the 6.75% Series G Cumulative Redeemable Preferred Stock, liquidation preference $25.00 per share, par value $0.01 per share of URSTADT BIDDLE PROPERTIES INC. under the Exchange Act of 1934.

Sincerely,

Silvio Conte

sconte@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5024
F +1 (212) 656-5893
www.nyx.com